Inventories	6 Months Ended
Apr. 30, 2025
Inventories [Abstract]
INVENTORIES
6.	INVENTORIES

As of April 30, 2025 and October 31, 2024, inventories consisted of the following:

	April 30, 2025	October 31, 2024
Raw materials	$13,637	$17,693
Finished goods	183	190
Less: provision for inventory obsolescence	(13,691)	(17,749)
Totals	$129	$134

The following table sets forth the movement of provision for the inventory:

	April 30, 2025	October 31, 2024
Balance, at beginning of the period	$17,749	$25,666
Addition	-	185
Reduction	(3,686)	(8,737)
Exchange rate difference	(372)	635
Balance, at end of the period	$13,691	$17,749